Schedule of Investments
September 30, 2024
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–108.34%
Collateralized Mortgage Obligations–4.97%
Fannie Mae Grantor Trust, Series 1999-T2, Class A1, 7.50%, 01/19/2039(a)	$89,658	$90,166
Fannie Mae Interest STRIPS,
IO, 7.00%, 02/25/2028(b)	106,515	6,747
6.50%, 04/25/2029 to 02/25/2033(b)	764,279	89,429
8.00%, 05/25/2030(b)	183,859	24,793
7.50%, 01/25/2032(b)	52,719	4,471
6.00%, 02/25/2033 to 09/25/2035(b)(d)	1,047,188	131,593
5.50%, 11/25/2033 to 06/25/2035(b)	496,305	71,870
PO, 0.00%, 09/25/2032(c)	28,363	25,781
Fannie Mae REMICs,
2.50%, 12/25/2025 to 08/25/2049(b)	19,530,572	2,465,820
5.50%, 12/25/2025 to 07/25/2046(b)	233,966	28,369
7.00%, 03/18/2027 to 05/25/2033(b)	249,037	127,188
6.50%, 10/25/2028 to 05/25/2033(b)	72,836	63,699
6.39% (30 Day Average SOFR + 1.11%), 12/25/2031 to 12/25/2032(e)	247,367	250,036
6.46% (30 Day Average SOFR + 1.11%), 03/18/2032 to 12/18/2032(e)	217,346	220,043
5.89% (30 Day Average SOFR + 0.61%), 08/25/2032 to 06/25/2046(e)	788,066	785,169
5.96% (30 Day Average SOFR + 0.61%), 10/18/2032(e)	23,663	23,583
5.79% (30 Day Average SOFR + 0.51%), 03/25/2033 to 03/25/2042(e)	150,326	149,255
5.73% (30 Day Average SOFR + 0.45%), 06/25/2035(e)	568,075	564,318
5.74% (30 Day Average SOFR + 0.46%), 08/25/2035 to 10/25/2035(e)	356,318	355,216
4.79% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	102,321	130,696
4.42% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	63,610	75,570
4.42% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	63,690	71,912
6.33% (30 Day Average SOFR + 1.05%), 06/25/2037(e)	509,549	517,125
5.84% (30 Day Average SOFR + 0.56%), 08/25/2037(e)	325,353	322,244
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
6.60%, 06/25/2039(a)	$245,008	$257,583
5.00%, 04/25/2040	12,607	12,549
4.00%, 03/25/2041 to 08/25/2047(b)	518,080	296,534
2.00%, 05/25/2044 to 03/25/2051(b)	5,974,834	813,319
IO, 3.00%, 10/25/2026 to 07/25/2045(b)	4,552,981	3,122,444
8.00%, 08/18/2027 to 09/18/2027(b)	70,653	4,484
0.75%, 10/25/2031(b)	2,273	31
1.31% (6.70% - (30 Day Average SOFR + 0.11%)), 10/25/2031 to 05/25/2035(b)(e)	432,189	38,071
2.51% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(b)(e)	55,706	5,689
2.44% (7.90% - (30 Day Average SOFR + 0.11%)), 12/18/2031(b)(e)	36,794	2,866
2.56% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(b)(e)	35,112	3,381
2.54% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(b)(e)	85,735	8,843
2.71% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(b)(e)	117,455	12,746
1.61% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 08/25/2032(b)(e)	183,208	15,586
2.41% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(b)(e)	37,300	4,258
2.61% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(b)(e)	244,887	27,611
2.64% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(b)(e)	151,179	13,600
2.86% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(b)(e)	206,919	30,991
6.00%, 05/25/2033(b)	12,364	1,606
0.66% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(b)(e)	603,052	53,084
1.36% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(b)(e)	32,641	1,729
1.21% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(b)(e)	125,756	8,485
3.50%, 08/25/2035 to 08/25/2042(b)	1,172,460	126,233
1.16% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(b)(e)	105,105	8,962

See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
0.76% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(b)(e)	$344,404	$42,551
4.50%, 02/25/2043(b)	241,371	30,926
0.51% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(b)(e)	1,448,021	163,512
0.72%, 02/25/2056	3,691,571	189,220
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC03, Class X1, IO, 0.59%, 11/25/2024(d)	16,791,935	10,127
Series K051, Class X1, IO, 0.61%, 09/25/2025(d)	51,230,394	204,071
Series K734, Class X1, IO, 0.78%, 02/25/2026(d)	15,875,504	97,193
Series K735, Class X1, IO, 1.09%, 05/25/2026(d)	15,239,994	170,144
Series K093, Class X1, IO, 1.08%, 05/25/2029(d)	12,707,377	452,656
Series Q004, Class AFL, 5.78%(12 mo. MTA Rate + 0.74%), 05/25/2044(e)	287,128	287,164
Freddie Mac REMICs,
3.50%, 11/15/2025 to 05/15/2032	354,150	348,858
3.00%, 07/15/2026 to 12/15/2027(b)	1,930,108	83,245
1.50%, 08/15/2027	5,999,296	5,757,096
6.95%, 03/15/2028	58,145	58,973
6.50%, 08/15/2028 to 03/15/2032	695,067	710,018
6.00%, 01/15/2029 to 04/15/2029	101,042	102,796
6.06% (30 Day Average SOFR + 0.71%), 01/15/2029 to 12/15/2032(e)	57,157	57,290
5.81% (30 Day Average SOFR + 0.46%), 02/15/2029(e)	53,688	53,594
6.36% (30 Day Average SOFR + 1.01%), 03/15/2029(e)	63,208	63,519
5.86% (30 Day Average SOFR + 0.51%), 06/15/2029 to 01/15/2033(e)	96,830	96,529
6.11% (30 Day Average SOFR + 0.76%), 07/15/2029(e)	15,159	15,167
8.00%, 03/15/2030	28,427	29,730
6.41% (30 Day Average SOFR + 1.06%), 08/15/2031(e)	57,696	58,377
5.96% (30 Day Average SOFR + 0.61%), 02/15/2032 to 03/15/2032(e)	170,155	169,607
6.46% (30 Day Average SOFR + 1.11%), 02/15/2032 to 03/15/2032(e)	116,393	117,669
6.01% (30 Day Average SOFR + 0.66%), 03/15/2032 to 10/15/2036(e)	394,470	393,818
4.74% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(e)	17,489	22,533
5.76% (30 Day Average SOFR + 0.41%), 03/15/2036(e)	939,640	930,310
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
5.91% (30 Day Average SOFR + 0.56%), 07/15/2037(e)	$54,036	$53,736
4.00%, 06/15/2038 to 03/15/2045(b)	125,323	92,153
5.97% (30 Day Average SOFR + 0.61%), 03/15/2042(e)	77,848	80,444
IO, 2.19% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026(b)(e)	4,970	111
2.50%, 09/15/2027 to 09/25/2048(b)	9,106,520	1,630,918
3.24% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(b)(e)	44	0
2.64% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(b)(e)	93,145	6,230
1.24% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(b)(e)	516,996	33,295
1.29% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(b)(e)	76,851	5,027
1.26% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(b)(e)	106,434	6,945
1.54% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(b)(e)	11,159	1,269
0.54% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(b)(e)	26,211	2,631
0.61% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(b)(e)	686,003	70,558
0.95%, 02/15/2039	1,291,818	112,056
0.79% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(b)(e)	152,339	14,533
0.64% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(b)(e)	231,698	23,416
Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	1,934,133
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(b)	161,538	5,875
3.15%, 12/15/2027(d)	45,470	1,442
6.50%, 02/01/2028(b)	13,017	931
7.00%, 09/01/2029(b)	122,402	13,275
7.50%, 12/15/2029(b)	10,537	1,256
8.00%, 06/15/2031(b)	267,488	42,159
6.00%, 12/15/2032(b)	53,680	5,782
0.00%, 12/01/2031 to 03/01/2032(c)	143,878	129,537
5.96%(30 Day Average SOFR + 0.61%), 05/15/2036(e)	448,369	447,186
Freddie Mac Structured Pass-Through Ctfs., Series T-54, Class 2A, 6.50%, 02/25/2043	1,127,119	1,169,572
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	$217,348	$192,744
		28,259,685
Federal Home Loan Mortgage Corp. (FHLMC)–30.42%
9.00%, 01/01/2025 to 05/01/2025	194	194
6.50%, 07/01/2028 to 04/01/2034	282,598	294,024
6.00%, 03/01/2029 to 10/01/2029	114,058	117,481
2.50%, 02/01/2031 to 04/01/2052	41,001,395	35,944,569
8.50%, 03/01/2031 to 08/01/2031	60,710	64,497
7.00%, 10/01/2031 to 10/01/2037	111,687	117,940
7.50%, 01/01/2032 to 08/01/2037	3,058,074	3,213,058
3.00%, 02/01/2032 to 05/01/2050	27,620,636	25,606,534
8.00%, 08/01/2032	41,196	43,425
5.50%, 12/01/2036 to 05/01/2053	28,147,088	28,651,793
5.00%, 01/01/2037 to 07/01/2052	8,116,079	8,183,104
4.50%, 05/01/2038 to 07/01/2052	15,182,290	15,138,539
5.35%, 07/01/2038 to 10/17/2038	950,140	971,643
5.45%, 11/25/2038	929,658	952,941
5.80%, 01/20/2039	343,961	348,126
4.00%, 06/01/2042 to 07/01/2049	15,027,629	14,749,342
3.50%, 09/01/2045 to 05/01/2050	15,962,594	15,111,775
2.00%, 05/01/2051 to 01/01/2052	23,833,982	19,927,004
ARM, 4.36% (1 yr. U.S. Treasury Yield Curve Rate + 2.16%), 11/01/2048(e)	3,565,012	3,692,640
		173,128,629
Federal National Mortgage Association (FNMA)–43.97%
5.00%, 03/01/2025 to 01/01/2053	8,169,526	8,227,597
5.50%, 03/01/2025 to 04/01/2038	2,199,451	2,271,782
4.50%, 07/01/2025 to 07/01/2044	3,168,460	3,204,360
6.50%, 01/01/2027 to 11/01/2038	1,309,237	1,359,558
7.50%, 02/01/2027 to 08/01/2037	1,087,538	1,127,785
6.00%, 05/01/2028 to 10/01/2053	11,056,106	11,453,049
3.00%, 02/01/2029 to 01/01/2052	53,496,450	49,429,655
7.00%, 04/01/2029 to 01/01/2036	857,623	891,085
9.50%, 04/01/2030	466	466
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
5.63%, 08/01/2032	$43,764	$43,608
8.50%, 10/01/2032	97,981	102,901
8.00%, 04/01/2033	94,431	99,764
3.50%, 11/01/2034 to 05/01/2050	36,969,700	35,416,537
2.50%, 03/01/2035 to 11/01/2051	43,582,233	38,468,411
2.00%, 09/01/2035 to 03/01/2052	75,591,415	64,664,768
5.45%, 01/01/2038	223,919	227,079
4.00%, 02/01/2042 to 03/01/2050	30,757,102	30,149,337
ARM, 4.98% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.58%), 04/01/2045(e)	2,967,377	3,069,509
		250,207,251
Government National Mortgage Association (GNMA)–16.33%
3.00%, 12/16/2025 to 02/20/2050	2,576,287	2,363,281
7.00%, 12/15/2027 to 01/20/2030	87,503	88,544
6.50%, 02/15/2028 to 10/15/2028	10,102	10,230
6.00%, 06/15/2028 to 04/20/2029	37,111	38,144
7.50%, 06/15/2028 to 08/15/2028	69,457	69,677
8.00%, 09/15/2028	1,925	1,930
5.50%, 05/15/2033 to 10/15/2034	192,239	197,730
6.98%, 11/20/2033(a)	422,329	441,644
5.00%, 11/20/2037	209,759	209,738
5.88%, 01/20/2039(a)	574,300	598,819
4.52%, 07/20/2041(a)	664,167	673,057
4.17%, 09/20/2041	458,715	462,577
5.77% (1 mo. Term SOFR + 0.56%), 07/20/2044(e)	351,461	352,594
3.50%, 05/20/2046 to 06/20/2050	10,064,484	9,529,153
4.00%, 02/20/2048 to 03/20/2050	3,478,415	3,369,112
IO, 1.44% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(b)(e)	793,796	58,486
4.50%, 09/16/2047(b)	607,318	88,609
0.99% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(b)(e)	559,999	86,378
TBA, 2.50%, 10/01/2054(f)	14,748,000	12,999,564
3.00%, 10/01/2054(f)	11,850,000	10,807,557
4.50%, 10/01/2054(f)	7,000,000	6,912,643
5.00%, 10/01/2054(f)	11,820,000	11,840,772
5.50%, 10/01/2054(f)	13,800,000	13,935,046
6.00%, 10/01/2054(f)	7,600,000	7,729,948
6.50%, 10/01/2054(f)	4,000,000	4,093,165
Series 2020-137, Class A, 1.50%, 04/16/2062	7,648,110	5,965,217
		92,923,615
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Uniform Mortgage-Backed Securities–12.65%
TBA, 5.00%, 10/01/2039(f)	$1,300,000	$1,316,223
2.00%, 10/01/2054(f)	9,379,000	7,755,250
2.50%, 10/01/2054(f)	15,455,000	13,342,624
3.00%, 10/01/2054(f)	24,560,000	22,046,409
6.00%, 10/01/2054(f)	18,870,000	19,288,634
6.50%, 10/01/2054(f)	8,000,000	8,248,395
		71,997,535
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $667,857,791)		616,516,715

Asset-Backed Securities–5.68%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 0.77%, 10/25/2035(a)	145,102	126,706
Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.62%, 03/25/2045(a)(g)	1,086,588	1,014,883
Banc of America Funding Trust, Series 2006-A, Class 1A1, 5.49%, 02/20/2036(a)	152,149	144,886
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	3,200,000	3,077,152
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.16%, 03/25/2035(a)	536,979	491,250
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.66%, 01/15/2051(d)	11,350,502	162,156
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.01%, 11/13/2050(d)	6,486,366	116,958
Chase Mortgage Finance Corp.,
Series 2016-2, Class M4, 3.75%, 12/25/2045(a)(g)	1,284,433	1,183,761
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(g)	951,903	871,371
Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, 3.93%, 12/25/2035(a)	10,977	9,711
Series 2007-A2, Class 2A1, 6.43%, 06/25/2035(a)	158,180	157,219
Series 2007-A2, Class 2A4, 6.43%, 06/25/2035(a)	146,125	144,537
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.13%, 10/12/2050(d)	15,572,544	368,026
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 7.38%, 08/25/2034(a)	22,213	20,978
Series 2005-11, Class A2A, 7.23% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	394,789	394,646
Series 2006-AR2, Class 1A2, 2.56%, 03/25/2036(a)	8,298	8,193
COMM Mortgage Trust, Series 2015-CR24, Class XA, IO, 0.83%, 08/10/2048(d)	31,924,206	93,608
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(g)	589,767	565,692
Principal Amount		Value

Countrywide Home Loans Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 5.51% (1 mo. Term SOFR + 0.65%), 02/25/2035(e)	$88,401	$82,932
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, 3.55%, 08/25/2043(a)(g)	1,039,646	1,003,701
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(a)(g)	289,141	268,380
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 5A1, 6.11%, 06/25/2034(a)	161,329	158,607
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 4.54%, 06/27/2037(a)(g)	1,310,273	1,157,239
Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(a)(g)	259,606	240,383
GSAA Home Equity Trust, Series 2007-7, Class A4, 5.51% (1 mo. Term SOFR + 0.65%), 07/25/2037(e)	16,023	15,107
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6, 1.46%, 12/25/2034(a)	152,837	145,235
Series 2005-AR4, Class 6A1, 5.28%, 07/25/2035(a)	60,498	55,846
Invitation Homes Trust, Series 2018-SFR4, Class C, 6.61% (1 mo. Term SOFR + 1.51%), 01/17/2038(e)(g)	4,228,805	4,228,491
JP Morgan Mortgage Trust,
Series 2005-A1, Class 3A1, 5.48%, 02/25/2035(a)	209,986	201,062
Series 2014-1, Class 1A17, 0.79%, 01/25/2044(a)(g)	520,229	499,215
Series 2017-5, Class A1, 5.42%, 10/26/2048(a)(g)	159,912	160,880
Series 2019-INV2, Class A15, 3.50%, 02/25/2050(a)(g)	119,709	110,826
JP Morgan Trust, Series 2015-3, Class A3, 3.50%, 05/25/2045(a)(g)	493,519	463,069
Luminent Mortgage Trust, Series 2006-1, Class A1, 5.69% (1 mo. Term SOFR + 0.83%), 04/25/2036(e)	25,086	21,295
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 6.65%, 04/21/2034(a)	83,815	82,392
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(a)	146,839	138,270
Series 2005-A, Class A1, 5.43% (1 mo. Term SOFR + 0.57%), 03/25/2030(e)	191,506	180,290
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(d)	5,364,231	123,578
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	25,011	20,152
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(g)	$4,423,737	$3,518,321
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(a)(g)	333,208	320,964
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 5.27% (1 mo. Term SOFR + 0.41%), 09/25/2034(e)	192,330	173,739
Series 2004-20, Class 3A1, 4.02%, 01/25/2035(a)	22,207	22,185
Structured Asset Sec Mortgage Pass-Through Ctfs., Series 2002-21A, Class B1II, 6.56%, 11/25/2032(a)	284	286
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.21%, 11/15/2050(d)	9,879,707	213,335
Vendee Mortgage Trust,
Series 1999-3, Class IO, 0.00%, 10/15/2029(b)(c)	2,537,260	3
Series 2001-3, Class IO, 0.00%, 10/15/2031(b)(c)	1,533,894	2
Series 2002-2, Class IO, 0.00%, 01/15/2032(b)(c)	4,120,123	625
Series 2002-3, Class IO, 0.21%, 08/15/2032(b)	4,467,106	14,464
Series 2003-1, Class IO, 0.02%, 11/15/2032(b)	7,536,012	6,815
Verus Securitization Trust,
Series 2019-INV3, Class A2, 3.95%, 11/25/2059(a)(g)	537,948	530,233
Series 2023-INV3, Class A3, 7.73%, 11/25/2068(a)(g)	6,087,743	6,278,383
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.05%, 10/25/2033(a)	102,523	98,482
Series 2007-HY2, Class 2A1, 4.61%, 11/25/2036(a)	32,539	28,437
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.00%, 12/15/2050(d)	8,779,849	199,609
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(g)	2,813,000	2,591,171
Total Asset-Backed Securities (Cost $35,606,058)		32,305,737
Certificates of Deposit–2.63%
Diversified Banks–2.63%
Mitsubishi UFJ Trust & Banking Corp. (Japan), 5.26% (SOFR + 0.34%), 03/07/2025(e)	8,000,000	8,006,440
Principal Amount		Value
Diversified Banks–(continued)
Standard Chartered Bank (United Kingdom), 5.28% (SOFR + 0.36%), 07/24/2025(e)	$7,000,000	$6,991,390
Total Certificates of Deposit (Cost $15,000,000)		14,997,830

Agency Credit Risk Transfer Notes–2.58%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M2, 8.63% (30 Day Average SOFR + 3.35%), 01/25/2043(e)(g)	5,550,000	5,858,607
Freddie Mac,
Series 2022-DNA4, Class M1, STACR®, 8.63% (30 Day Average SOFR + 3.35%), 05/25/2042(e)(g)	4,615,000	4,842,916
Series 2022-HQA3, Class M1, STACR®, 7.58% (30 Day Average SOFR + 2.30%), 08/25/2042(e)(g)	3,890,850	3,984,417
Total Agency Credit Risk Transfer Notes (Cost $14,182,600)		14,685,940
Commercial Paper–2.29%
Diversified Banks–2.29%
Macquarie Bank Ltd. (Australia), 5.27% (SOFR + 0.39%), 01/22/2025(e)(g)	5,000,000	5,003,580
Swedbank AB (Sweden), 5.23% (SOFR + 0.36%), 06/25/2025(e)(g)	4,000,000	4,004,932
UBS AG (Switzerland), 5.63% (SOFR + 0.37%), 05/01/2025(e)(g)	4,000,000	4,003,280
Total Commercial Paper (Cost $13,000,000)		13,011,792
U.S. Treasury Securities–0.12%
U.S. Treasury Bills–0.12%
4.78%, 01/30/2025 (Cost $688,983)(h)	700,000	689,783
Shares
Money Market Funds–2.80%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(i)(j) (Cost $15,943,055)	15,943,055	15,943,055
TOTAL INVESTMENTS IN SECURITIES–124.44% (Cost $762,278,487)		708,150,852
OTHER ASSETS LESS LIABILITIES—(24.44)%		(139,077,285)
NET ASSETS–100.00%		$569,073,567
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IBOR	– Interbank Offered Rate
IO	– Interest Only
MTA	– Moving Treasury Average
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2024.
(b)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(c)	Zero coupon bond issued at a discount.
(d)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2024.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2024.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2024 was $52,704,695, which represented 9.26% of the Fund’s Net Assets.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,152,120	$123,312,323	$(114,521,388)	$-	$-	$15,943,055	$146,118

(j)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	24	December-2024	$2,742,750	$(3,053)	$(3,053)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	88	December-2024	(18,325,313)	(40,740)	(40,740)
U.S. Treasury 5 Year Notes	136	December-2024	(14,944,063)	(23,150)	(23,150)
U.S. Treasury 10 Year Ultra Notes	13	December-2024	(1,537,859)	2,526	2,526
U.S. Treasury Long Bonds	15	December-2024	(1,862,812)	14,143	14,143
U.S. Treasury Ultra Bonds	33	December-2024	(4,392,094)	(7,288)	(7,288)
Subtotal—Short Futures Contracts				(54,509)	(54,509)
Total Futures Contracts				$(57,562)	$(57,562)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$616,516,715	$—	$616,516,715
Asset-Backed Securities	—	32,305,737	—	32,305,737
Certificates of Deposit	—	14,997,830	—	14,997,830
Agency Credit Risk Transfer Notes	—	14,685,940	—	14,685,940
Commercial Paper	—	13,011,792	—	13,011,792
U.S. Treasury Securities	—	689,783	—	689,783
Money Market Funds	15,943,055	—	—	15,943,055
Total Investments in Securities	15,943,055	692,207,797	—	708,150,852
Other Investments - Assets*
Investments Matured	—	13,300,750	—	13,300,750
Futures Contracts	16,669	—	—	16,669
	16,669	13,300,750	—	13,317,419
Other Investments - Liabilities*
Futures Contracts	(74,231)	—	—	(74,231)
Total Other Investments	(57,562)	13,300,750	—	13,243,188
Total Investments	$15,885,493	$705,508,547	$—	$721,394,040

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
Invesco Quality Income Fund